Commitments and contingencies (Movements in prepayments on flight equipment) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Deposits on Flight Equipment [Roll Forward]
Prepayments on flight equipment at beginning of period	$ 3,024,520	$ 2,930,303
Prepayments during the period	522,887	828,244
Interest paid and capitalized during the period	53,905	46,582
Prepayments and capitalized interest applied to the purchase of flight equipment	(639,945)	(642,443)
Prepayments on flight equipment at end of period	$ 2,961,367	$ 3,162,686